U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income attributable to U.S. Bancorp	$ 7,570	$ 6,299	$ 5,429
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	(2,308)	2,152	(205)
Net cash provided by operating activities	7,970	11,350	8,393
Investing Activities
Other, net	(2,961)	(1,835)	(1,184)
Net cash (used in) provided by investing activities	(20,538)	(24,534)	18,925
Financing Activities
Proceeds from issuance of long-term debt	10,360	12,017	15,583
Principal payments or redemption of long-term debt	(9,052)	(6,042)	(4,084)
Proceeds from issuance of common stock	45	32	951
Repurchase of common stock	(489)	(173)	(62)
Cash dividends paid on preferred stock	(334)	(356)	(341)
Cash dividends paid on common stock	(3,168)	(3,092)	(2,970)
Net cash provided by (used in) financing activities	2,250	8,821	(19,998)
Change in cash and due from banks	(9,612)	(4,690)	7,650
Cash and due from banks at beginning of period	56,502
Cash and due from banks at end of period	46,890	56,502
Parent Company
Operating Activities
Net income attributable to U.S. Bancorp	7,570	6,299	5,429
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,810)	(1,986)	(1,195)
Other, net	853	385	83
Net cash provided by operating activities	6,613	4,698	4,317
Investing Activities
Proceeds from sales and maturities of investment securities	19	11	25
Net (increase) decrease in short-term advances to subsidiaries	106	(242)	(9)
Long-term advances to subsidiaries	(6,500)	(5,500)	(7,500)
Principal collected on long-term advances to subsidiaries	3,000	1,500	4,500
Other, net	(12)	16	172
Net cash (used in) provided by investing activities	(3,387)	(4,215)	(2,812)
Financing Activities
Proceeds from issuance of long-term debt	4,968	6,516	8,150
Principal payments or redemption of long-term debt	(3,750)	(5,618)	(936)
Proceeds from issuance of common stock	45	32	951
Repurchase of common stock	(489)	(173)	(62)
Cash dividends paid on preferred stock	(334)	(356)	(341)
Cash dividends paid on common stock	(3,168)	(3,092)	(2,970)
Net cash provided by (used in) financing activities	(2,728)	(2,691)	4,792
Change in cash and due from banks	498	(2,208)	6,297
Cash and due from banks at beginning of period	9,377	11,585	5,288
Cash and due from banks at end of period	$ 9,875	$ 9,377	$ 11,585